FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Liabilities (Details) - USD ($)	3 Months Ended					12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognition of Public Warrants upon the reverse recapitalization					$ (1,336,863)	$ (1,336,863)
Public Warrants [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognition of Public Warrants upon the reverse recapitalization						1,336,863
Change in fair value						$ (1,336,863)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]						Other Nonoperating Income (Expense)
Junior Note Warrants [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	$ 452,007	$ 2,235,208	$ 2,238,519
Recognition of Public Warrants upon the reverse recapitalization				$ 2,668,169		$ 2,668,169
Change in fair value	$ (369,674)	$ (1,783,201)	$ (3,311)	$ (429,650)		$ (429,650)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)		Other Nonoperating Income (Expense)
Fair value ending	$ 82,333	$ 452,007	$ 2,235,208	$ 2,238,519		$ 2,238,519
August 2024 Convertible Note Derivative Liability [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial recognition at fair value	179,000
Change in fair value	$ (141,100)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)
Fair value ending	$ 37,900
Legacy Nuburu Convertible Notes [Member] | Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning					22,688,097	22,688,097
Cancellation and convsion in connection with the business combination					$ (22,688,097)	$ (22,688,097)